Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Schedule of intangible assets development expenses capitalized
	2018	2019
	Thousands USD	Thousands USD

Balance as of January 1	6,755	5,983
Amortization	(772)	(772)
Balance as of December 31	5,983	5,211